Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	true
Amendment Description	This registration statement on Form S-1 is being amended to provide updated financial and other information.
Document Period End Date	Jun. 25, 2012
Entity Registrant Name	RESPECT YOUR UNIVERSE, INC.
Entity Central Index Key	0001472601
Entity Filer Category	Smaller Reporting Company